Earnings per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Profit for the year attributable to the Parent	$ (170,700)	$ 23,538	$ 82,662
Denominator:
Weighted average number of basic shares outstanding	188,360,675	188,144,651	187,872,191
Weighted average number of diluted shares outstanding	188,360,675	188,144,651	187,872,191
Effect of dilutive securities from equity incentive plans		664,267	2,417,617
Weighted-average number of shares outstanding - diluted to equity holders	188,360,675	188,808,918	190,289,808
Basic earnings per ordinary share (U.S.$)	$ (0.91)	$ 0.13	$ 0.44
Diluted earnings per ordinary share (U.S.$)	$ (0.91)	$ 0.12	$ 0.43
Potential ordinary shares excluded from calculation of diluted (loss) earnings per share because their effect would be anti-dilutive	3,826,945